BUSINESS COMBINATION (Details 4) (Bond [Member], USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Bond [Member]
Business Acquisition [Line Items]
Total revenues	$ 392,481,505	$ 364,217,246
Net income attributable to Hollysys Automation Technologies Ltd.	$ 57,813,313	$ 60,108,836
Net income per share:
Basic (in dollars per share)	$ 1.03	$ 1.08
Diluted (in dollars per share)	$ 1.02	$ 1.08